CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
Actual and required capital amounts and ratios at year-end are presented in the table that follows:

	Actual		For capital adequacy purposes		To be well capitalized under prompt corrective action provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2014
Total capital to risk-weighted assets
Consolidated	$728,284	13.71%	$424,926	8.00%	N/A	N/A
First Financial Bank	662,865	12.52%	423,447	8.00%	$529,309	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	673,955	12.69%	212,463	4.00%	N/A	N/A
First Financial Bank	602,133	11.38%	211,724	4.00%	317,585	6.00%

Tier 1 capital to average assets
Consolidated	673,955	9.44%	285,514	4.00%	N/A	N/A
First Financial Bank	602,133	8.44%	285,311	4.00%	356,639	5.00%

	Actual		For capital adequacy purposes		To be well capitalized under prompt corrective action provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2013
Total capital to risk-weighted assets
Consolidated	$679,074	15.88%	$342,092	8.00%	N/A	N/A
First Financial Bank	588,643	13.80%	341,184	8.00%	$426,480	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	624,850	14.61%	171,046	4.00%	N/A	N/A
First Financial Bank	527,712	12.37%	170,592	4.00%	255,888	6.00%

Tier 1 capital to average assets
Consolidated	624,850	10.11%	247,106	4.00%	N/A	N/A
First Financial Bank	527,712	8.55%	246,739	4.00%	308,423	5.00%